Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We neither grant equity awards in anticipation of the release of material nonpublic information, nor time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of equity awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant.
Our practice is to grant stock options and restricted stock units (“RSUs”) in the ordinary course of business in connection with our annual compensation program, hiring and engaging new employees and other service providers, and the promotion and retention of employees and other services providers from time to time. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant annual equity incentive awards during the first quarter of each fiscal year.
Award Timing Method
We neither grant equity awards in anticipation of the release of material nonpublic information, nor time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of equity awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant.
Our practice is to grant stock options and restricted stock units (“RSUs”) in the ordinary course of business in connection with our annual compensation program, hiring and engaging new employees and other service providers, and the promotion and retention of employees and other services providers from time to time. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant annual equity incentive awards during the first quarter of each fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We neither grant equity awards in anticipation of the release of material nonpublic information, nor time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of equity awards. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant.
Our practice is to grant stock options and restricted stock units (“RSUs”) in the ordinary course of business in connection with our annual compensation program, hiring and engaging new employees and other service providers, and the promotion and retention of employees and other services providers from time to time. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee expects to grant annual equity incentive awards during the first quarter of each fiscal year.
MNPI Disclosure Timed for Compensation Value	false